Related parties (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
	Nov. 21, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions held with Related parties
Income from lease and sublease agreements		R$ 13,047	R$ 15,939	R$ 21,683
Related parties
Transactions held with Related parties
Income from lease and sublease agreements		13,047	15,939
Editora E Distribuidora Educacional S.A.
Transactions held with Related parties
Income from lease and sublease agreements		0	R$ 0	R$ 1,489
Editora E Distribuidora Educacional S.A. | Somos Sistemas De Ensino S.A. [Member]
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 430
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São Paulo)
Somos Sistemas De Ensino S.A. [Member] | Editora Scipione S.A.
Transactions held with Related parties
Commercial lease agreement, Monthly payments		R$ 44
Commercial lease agreement, Maturity		60 months
Commercial lease agreement, Rate		Inflation index
Commercial lease agreement, State of the property in use		Pernambuco (Recife)
Somos Sistemas De Ensino S.A. [Member] | Editora Atica S.A.
Transactions held with Related parties
Commercial lease agreement, Monthly payments		R$ 37
Commercial lease agreement, Maturity		60 months
Commercial lease agreement, Rate		Inflation index
Commercial lease agreement, State of the property in use		Bahia (Salvador)
Commercial sublease agreement, Monthly payments		R$ 827
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino S.A. [Member] | Somos Idiomas S.A.
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 53
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino S.A. [Member] | Saraiva Educação S.A (“Saraiva”)
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 207
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Somos Sistemas De Ensino S.A. [Member] | Livraria Livro Fácil Ltda.("Livro Fácil")
Transactions held with Related parties
Commercial sublease agreement, Monthly payments		R$ 1,160
Commercial sublease agreement, Maturity		Sep. 30, 2025
Commercial sublease agreement, Rate		Inflation index
Commercial sublease agreement, State of the property in use		São Paulo (São José dos Campos)
Mind Makers Editora Educacional (“Mind Makers”)
Transactions held with Related parties
Aggregate amount of Guarantees related to finance	R$ 1,676